Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2016	Jun. 30, 2013	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 01, 2016
Significant Accounting Policies [Line Items]
Milestone payment period		2 years
Collaboration revenue				$ 700,000	$ 700,000	$ 700,000
Reduction in research and development expense			$ 773,000	1,434,000
Stockholder notes receivable			166,000	166,000	138,000	605,000
Deferred offering costs					1,993,000	0	$ 3,489,000
Asset impairment charges					$ 0	0
Equity vesting terms					6 years 8 months 19 days
Non-recourse portion of note, percentage					75.00%
Recourse portion of note, percentage					25.00%
Shareholder notes receivable			81,000	81,000	$ 81,000	307,000
Carrying value of shareholder notes receivable treated as restricted stock					244,000	$ 921,000
Fair value of shareholder note forgiven					$ 372,000
Minimum
Significant Accounting Policies [Line Items]
Equity vesting terms					4 years
Maximum
Significant Accounting Policies [Line Items]
Equity vesting terms					5 years
AbbVie Ltd | Subsequent Event
Significant Accounting Policies [Line Items]
Research and development cost received	$ 661,000
Prepaid Expenses and Other Current Assets
Significant Accounting Policies [Line Items]
Receivables			$ 1,434,000	$ 1,434,000